Receivables - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended				6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2014 Commercial Vehicles [Member]	Jun. 30, 2013 Commercial Vehicles [Member]	Jun. 30, 2014 NAFTA [Member] Contract	Jun. 30, 2013 NAFTA [Member] Contract	Jun. 30, 2014 NAFTA [Member] Concession [Member] Contract	Jun. 30, 2013 NAFTA [Member] Concession [Member] Contract	Jun. 30, 2014 LATAM [Member]	Jun. 30, 2013 LATAM [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contractual payments period	30 days
Receivables delinquency period	120 days
Finance lease receivable, contracts					715	900	475	550
Finance lease receivable, pre-modification value					$ 16	$ 25	$ 9	$ 9
Finance lease receivable, post-modification value					14	22	7	8
Retail and finance lease receivable contracts that are classified as trouble debt restructuring			181	223					72	95
VAT receivables included in Other Assets	$ 218	$ 360